Results of operation - Cost of goods sold (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Results of operation
Purchases of goods and services	€ 1,961	€ 316	€ 2,518	€ 858
Inventory movement	(1,680)	103	(1,783)	(264)
Total cost of goods sold	€ 281	€ 419	€ 735	€ 594